FINANCIAL INSTRUMENTS - Liquidity risk (Details) $ in Millions, Rp in Billions	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 IDR (Rp)
FINANCIAL RISK MANAGEMENT
Financial liabilities	Rp 100,312		Rp 97,432
Unused facility	28,995	$ 96
Liquidity risk
FINANCIAL RISK MANAGEMENT
Financial liabilities	100,312		97,432
Contractual cash flows	(115,372)		(112,711)
Unused facility	28,995	$ 96
Liquidity risk | Trade and other payables
FINANCIAL RISK MANAGEMENT
Financial liabilities	19,049		18,920
Contractual cash flows	(19,049)		(18,920)
Liquidity risk | Accrued expenses
FINANCIAL RISK MANAGEMENT
Financial liabilities	13,079		15,445
Contractual cash flows	(13,079)		(15,445)
Liquidity risk | Customer deposits
FINANCIAL RISK MANAGEMENT
Financial liabilities	42		44
Contractual cash flows	(42)		(44)
Liquidity risk | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	9,650		8,191
Contractual cash flows	(9,650)		(8,191)
Liquidity risk | Two-step loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	84		209
Contractual cash flows	(85)		(216)
Liquidity risk | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Financial liabilities	5,343		4,793
Contractual cash flows	(10,163)		(10,096)
Liquidity risk | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Financial liabilities	32,260		29,873
Contractual cash flows	(38,386)		(36,301)
Liquidity risk | Other borrowings.
FINANCIAL RISK MANAGEMENT
Financial liabilities	362		1,314
Contractual cash flows	(370)		(1,394)
Liquidity risk | Lease liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	20,302		18,473
Contractual cash flows	(24,402)		(21,908)
Liquidity risk | Other liabilities
FINANCIAL RISK MANAGEMENT
Financial liabilities	141		170
Contractual cash flows	(146)		(196)
Liquidity risk | No later than a year
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(61,072)		(60,040)
Liquidity risk | No later than a year | Trade and other payables
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(19,049)		(18,920)
Liquidity risk | No later than a year | Accrued expenses
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(13,079)		(15,445)
Liquidity risk | No later than a year | Customer deposits
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(42)		(44)
Liquidity risk | No later than a year | Short-term bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(9,650)		(8,191)
Liquidity risk | No later than a year | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(85)		(123)
Liquidity risk | No later than a year | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(1,086)		(509)
Liquidity risk | No later than a year | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(11,194)		(10,020)
Liquidity risk | No later than a year | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(370)		(1,027)
Liquidity risk | No later than a year | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(6,513)		(5,741)
Liquidity risk | No later than a year | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(4)		(20)
Liquidity risk | 1-2 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(14,266)		(13,911)
Liquidity risk | 1-2 years | Two-step loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows			(93)
Liquidity risk | 1-2 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(2,574)		(510)
Liquidity risk | 1-2 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(8,090)		(8,346)
Liquidity risk | 1-2 years | Other borrowings.
FINANCIAL RISK MANAGEMENT
Contractual cash flows			(367)
Liquidity risk | 1-2 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(3,566)		(4,551)
Liquidity risk | 1-2 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(36)		(44)
Liquidity risk | 2-3 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(10,304)		(12,255)
Liquidity risk | 2-3 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(293)		(2,574)
Liquidity risk | 2-3 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(6,901)		(6,871)
Liquidity risk | 2-3 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(3,074)		(2,766)
Liquidity risk | 2-3 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(36)		(44)
Liquidity risk | 3-4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(7,471)		(7,469)
Liquidity risk | 3-4 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(293)		(293)
Liquidity risk | 3-4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(4,569)		(4,874)
Liquidity risk | 3-4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(2,574)		(2,258)
Liquidity risk | 3-4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(35)		(44)
Liquidity risk | After 4 years
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(22,259)		(19,036)
Liquidity risk | After 4 years | Bonds and MTN
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(5,917)		(6,210)
Liquidity risk | After 4 years | Long-Term Bank loans.
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(7,632)		(6,190)
Liquidity risk | After 4 years | Lease liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	(8,675)		(6,592)
Liquidity risk | After 4 years | Other liabilities
FINANCIAL RISK MANAGEMENT
Contractual cash flows	Rp (35)		Rp (44)